FAIR VALUE MEASUREMENTS - Schedule of Assets and Liabilities Measured at Fair Value (Details) - Recurring - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Level 1
Assets:
Foreign currency forward contracts	$ 0	$ 0
Total assets	0	0
Liabilities:
Foreign currency forward contracts	0	0
Total liabilities	0	0
Level 2
Assets:
Foreign currency forward contracts	288	140
Total assets	288	140
Liabilities:
Foreign currency forward contracts	1,592	801
Total liabilities	1,592	801
Level 3
Assets:
Foreign currency forward contracts	0	0
Total assets	0	0
Liabilities:
Foreign currency forward contracts	0	0
Total liabilities	$ 0	$ 0